Condensed Consolidated Statement of Shareholders Deficit and Comprehensive Income (USD $) In Millions	Total	Common Stock [Member]	Other Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Nov. 30, 2009	$ (278.9)	$ 5.9	$ 258.0	$ (189.0)	$ (353.8)
Beginning balance, shares at Nov. 30, 2009		57.9
Net income (loss)	6.8			6.8
Amortization of net actuarial losses	54.9				54.9
Actuarial gains (losses) arising during the period, net	17.6				17.6
Amortization of prior service costs (credits)	0.1				0.1
Reclassification from redeemable common stock	0.9		0.9
Reclassification from redeemable common stock, shares		0.1
Repurchase of convertible debt	(2.9)		(2.9)
Stock-based compensation and other, net	1.3		1.3
Stock-based compensation and other, net, shares		0.1
Ending balance at Nov. 30, 2010	(200.2)	5.9	257.3	(182.2)	(281.2)
Ending balance, shares at Nov. 30, 2010		58.1
Net income (loss)	2.9			2.9
Amortization of net actuarial losses	62.8				62.8
Actuarial gains (losses) arising during the period, net	(81.1)				(81.1)
Amortization of prior service costs (credits)	0.1				0.1
Reclassification from redeemable common stock	0.7		0.7
Reclassification from redeemable common stock, shares		0.1
Tax benefit from shares issued under equity and performance incentive plans	0.2		0.2
Repurchase of convertible debt	(0.3)		(0.3)
Stock-based compensation and other, net	3.3		3.3
Stock-based compensation and other, net, shares		0.2
Ending balance at Nov. 30, 2011	(211.6)	5.9	261.2	(179.3)	(299.4)
Ending balance, shares at Nov. 30, 2011		58.4
Net income (loss)	(2.6)			(2.6)
Amortization of net actuarial losses	58.9				58.9
Actuarial gains (losses) arising during the period, net	(245.7)				(245.7)
Amortization of prior service costs (credits)	(0.1)				(0.1)
Reclassification from redeemable common stock	0.5		0.5
Tax benefit from shares issued under equity and performance incentive plans	3.3		3.3
Stock-based compensation and other, net	4.6		4.6
Stock-based compensation and other, net, shares		0.5
Ending balance at Nov. 30, 2012	(392.7)	5.9	269.6	(181.9)	(486.3)
Ending balance, shares at Nov. 30, 2012		58.9
Net income (loss)	(25.8)			(25.8)
Amortization of net actuarial losses	45.8
Amortization of actuarial losses, net	45.8				45.8
Reclassification from redeemable common stock	1.2		1.2
Reclassification from redeemable common stock, shares		0.2
Tax benefit from shares issued under equity and performance incentive plans	0.1		0.1
Stock-based compensation and other, net	1.8		1.8
Stock-based compensation and other, net, shares		0.2
Ending balance at May. 31, 2013	$ (369.6)	$ 5.9	$ 272.7	$ (207.7)	$ (440.5)
Ending balance, shares at May. 31, 2013		59.3